MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

April 27, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
File Nos. 811-8108 and 333-115212

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 15 to Form N-4 registration statement for certain variable annuity contracts (“Protective Rewards II” (formerly ProtectiveRewardsB2A®”)) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933.  This amendment is being filed to make certain changes in accordance with Rule 485(b)(1)(vii) under the Securities Act, as well as clarifying and stylistic changes to the registration statement, and to add financial statements and information for the fiscal year ended December 31, 2010.  As counsel who has reviewed this Post-Effective amendment, I represent that it does not contain disclosures that render it ineligible to become effective under paragraph (b) of Rule 485.

If you have any questions or comments regarding this registration statement, please call the undersigned at (800) 627-0220.

Sincerely,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

Cc:	Elisabeth Bentzinger
Craig Ruckman